Contingencies (Details Narrative 2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Contingencies Details Narrative 2
Total rent and related expenses under operating leases	$ 133,595	$ 137,281	$ 450,877	$ 474,610